Information on Business Segments (Indentifiable Intangibles and Goodwill by Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets Including Allocation of Identifiable Intangible Assets and Goodwill	$ 2,507.7		$ 1,116.7
Segment operating income
Segment Reporting Information [Line Items]
Assets Including Allocation of Identifiable Intangible Assets and Goodwill	2,317.7		906.0
ACCO Brands North America
Segment Reporting Information [Line Items]
Assets Including Allocation of Identifiable Intangible Assets and Goodwill	1,398.6	[1]	433.4	[1]
ACCO Brands International
Segment Reporting Information [Line Items]
Assets Including Allocation of Identifiable Intangible Assets and Goodwill	814.3	[1]	372.2	[1]
Computer Products Group
Segment Reporting Information [Line Items]
Assets Including Allocation of Identifiable Intangible Assets and Goodwill	104.8	[1]	100.4	[1]
Unallocated Assets
Segment Reporting Information [Line Items]
Assets Including Allocation of Identifiable Intangible Assets and Goodwill	188.6		203.5
Corporate
Segment Reporting Information [Line Items]
Assets Including Allocation of Identifiable Intangible Assets and Goodwill	$ 1.4	[1]	$ 7.2	[1]

[1]	Represents total assets, excluding: intercompany balances, cash, deferred taxes, prepaid pension assets, prepaid debt issuance costs and joint ventures accounted for on an equity basis.